Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	000-17686
Entity Registrant Name	DIVALL INSURED INCOME PROPERTIES 2, LIMITED PARTNERSHIP
Entity Central Index Key	0000825788
Entity Tax Identification Number	39-1606834
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	1900 W 75th Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Prairie Village
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66208
City Area Code	(816)
Local Phone Number	421-7444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false